ACCOUNTS RECEIVABLES	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLES

NOTE 4 – ACCOUNTS RECEIVABLES

Accounts receivables, net comprised of the following:

	September 30, 2025	March 31, 2025
Accounts receivables	$467,804	$85,788
Less: Allowance for credit loss	-	-
Total, net	$467,804	$85,788

There was no allowance for credit loss expenses for the six months ended September 30, 2025 and 2024, respectively.

NOTE 4 – ACCOUNTS RECEIVABLES

Accounts receivables, net comprised of the following:

	March 31, 2025	March 31, 2024
Accounts receivables	$85,788	$2,001
Less: Allowance for doubtful accounts	-	-
Total, net	$85,788	$2,001

There was no allowance for credit loss expenses for the years ended March 31, 2025 and 2024, respectively.